CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 25,108,000	$ 133,595,602	$ 34,310,323
Accounts receivable - net of allowance for doubtful accounts of $512 (thousands), $552 (thousands), $551,909, $845,681, respectively	147,820,000	115,178,992	90,290,905
Inventories	4,819,000	4,712,850	8,572,015
Prepaid expenses	6,933,000	4,608,000	4,488,180
Other current assets	3,689,000	6,683,739	803,828
Total current assets	188,369,000	264,780,045	138,465,251
PROPERTY AND EQUIPMENT - Net of accumulated depreciation	360,308,000	263,861,645	291,838,498
OTHER NONCURRENT ASSETS:
Goodwill	9,425,000	9,424,999	10,602,147
Intangible assets - net of amortization	445,000	589,039	877,027
Deferred revenue rebate - net of amortization	1,539,000	2,461,669	4,307,921
Other noncurrent assets	1,830,000	304,000	363,490
Total other noncurrent assets	13,239,000	12,780,000	16,150,585
TOTAL ASSETS	561,916,000	541,422,298	446,454,334
CURRENT LIABILITIES:
Accounts payable	155,956,000	129,092,821	87,365,143
Accrued liabilities	8,335,000	13,619,471	7,051,915
Current portion of long-term debt	6,337,000	16,920,074	16,295,302
Accrued interest payable	0	109,000	76,794
Total current liabilities	170,628,000	159,740,703	110,789,154
DEFERRED INCOME TAXES	1,259,000	1,148,470	29,120,052
LONG-TERM DEBT	10,210,000	159,407,085	236,875,829
OTHER LONG-TERM LIABILITIES	122,000	116,553	98,068
Total liabilities	182,219,000	320,412,811	376,883,103
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Preferred stock, $0.001 par value, 30,000,000 shares authorized, 0 and 16,999,990 shares issued, respectively	0	17,000	0
Preferred stock, additional paid-in capital	0	162,494,174	0
Common stock, $0.001 par value, 200,000,000 shares authorized, 83,039,854 (6/30/2017) 52,627,652 (12/31/2016) and 34,922,662 (12/31/2015) shares issued and outstanding, respectively	83,000	52,628	34,993
Additional paid-in capital	605,955,000	265,355,194	223,298,351
Accumulated deficit	(226,341,000)	(206,909,509)	(153,762,113)
Total shareholders’ equity	379,697,000	221,009,487	69,571,231
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 561,916,000	$ 541,422,298	$ 446,454,334